Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash collateral - netted
Cash collateral paid	SFr 23,288	SFr 33,429
Cash collateral received	14,996	22,948
Cash collateral - not netted
Cash collateral paid	5,141	5,705
Cash collateral received	8,644	11,497
Bank
Cash collateral - netted
Cash collateral paid	23,587	33,688
Cash collateral received	14,996	22,951
Cash collateral - not netted
Cash collateral paid	5,142	5,706
Cash collateral received	SFr 8,644	SFr 11,497